Schedule of accounts payable, accruals and other payables (Details) - USD ($)	Dec. 31, 2025	Feb. 20, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 10,943		$ 13,701
Other financial liabilities (Note 13)	3,946,950	$ (4,167,450)
Accruals	6,407,936		5,870,005
Prefunding from remittance customers	45,315,191		44,259,266
Prefunding from airtime customers	595,904		671,214
Accrued interest	5,967,992		3,824,009
Tax payable	157,193		155,641
Other payables	1,406,824		535,904
Accounts payable, accruals and other payables	$ 63,808,933		$ 55,329,740